UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              August 8, 2012
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 215606
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		Equity		  02209S103  11309  327337   SH		Sole		     327337
APACHE CORP			Equity		  037411105  11033  125528   SH		Sole		     125528
BEAM INC			Equity		  073730103  6377   102042   SH		Sole		     102042
BEST BUY CO INC			Equity		  086516101  10701  510559   SH		Sole		     510559
CLOROX COMPANY			Equity		  189054109  10749  148340   SH		Sole		     148340
DEVON ENERGY CORPORATION	Equity	 	  25179M103  11376  196166   SH		Sole		     196166
INTEL CORP			Equity		  458140100  10359  388700   SH		Sole		     388700
JOHNSON & JOHNSON		Equity	 	  478160104  7526   111403   SH		Sole		     111403
KRAFT FOODS INC-CLASS A		Equity		  50075N104  6537   169258   SH		Sole		     169258
MASCO CORP			Equity		  574599106  2069   149193   SH		Sole		     149193
MATTEL INC			Equity		  577081102  11049  340593   SH		Sole		     340593
MEDTRONIC INC			Equity		  585055106  11079  286059   SH		Sole		     286059
MERCK & CO. INC.		Equity		  58933Y105  11106  266008   SH		Sole		     266008
MICROSOFT CORP			Equity		  594918104  10386  339515   SH		Sole		     339515
NORFOLK SOUTHERN CORP		Equity		  655844108  9286   129387   SH		Sole		     129387
PEPSICO INC			Equity		  713448108  17918  253582   SH		Sole		     253582
PFIZER INC			Equity		  717081103  12205  530672   SH		Sole		     530672
PHILIP MORRIS INTERNATIONAL	Equity		  718172109  12433  142479   SH		Sole		     142479
TARGET CORP			Equity		  87612E106  8897   152889   SH		Sole		     152889
WALGREEN CO			Equity		  931422109  9570   323536   SH		Sole		     323536
WAL-MART STORES INC		Equity		  931142103  13641  195657   SH		Sole		     195657